UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03334
Investment Company Act File Number

Calvert Social Investment Fund
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

June 30, 2017
Date of Reporting Period

Item 1. Schedule of Investments

Calvert Balanced Portfolio
Calvert Bond Portfolio
Calvert Equity Portfolio
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

CALVERT BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 59.6%
Aerospace & Defense - 0.7%
CAE, Inc.	264,700	4,564,075

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	62,850	4,316,538

Auto Components - 0.7%
Delphi Automotive plc	56,667	4,966,863

Banks - 3.5%
Bank of America Corp.	181,200	4,395,912
Citigroup, Inc.	49,325	3,298,856
Community Bank of the Bay, Class A *	4,000	20,280
KeyCorp	349,200	6,544,008
US Bancorp	186,001	9,657,172
		23,916,228

Beverages - 0.9%
PepsiCo, Inc.	51,996	6,005,018

Biotechnology - 2.2%
Biogen, Inc. *	10,352	2,809,119
Celgene Corp. *	27,425	3,561,685
Gilead Sciences, Inc.	84,189	5,958,897
Incyte Corp. *	9,756	1,228,378
Vertex Pharmaceuticals, Inc. *	11,900	1,533,553
		15,091,632

Capital Markets - 1.7%
CBOE Holdings, Inc.	47,800	4,368,920
Charles Schwab Corp. (The)	93,255	4,006,235
Lazard Ltd., Class A	68,978	3,195,751
		11,570,906

Commercial Services & Supplies - 1.3%
Brambles Ltd.	569,700	4,259,981
Deluxe Corp.	63,332	4,383,841
		8,643,822

Communications Equipment - 0.4%
Cisco Systems, Inc.	90,000	2,817,000

Containers & Packaging - 1.3%
Crown Holdings, Inc. *	73,600	4,390,976
Sealed Air Corp.	99,000	4,431,240
		8,822,216

Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. *	28,927	2,233,454
ServiceMaster Global Holdings, Inc. *	94,942	3,720,777
		5,954,231

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	195,007	8,709,013

Electric Utilities - 0.3%
Portland General Electric Co.	37,972	1,734,941

Electrical Equipment - 0.4%
Hubbell, Inc.	21,704	2,456,242

Electronic Equipment & Instruments - 0.9%
Avnet, Inc.	150,872	5,865,903

Energy Equipment & Services - 1.9%
National Oilwell Varco, Inc.	104,602	3,445,590
Oceaneering International, Inc.	123,976	2,831,612
TechnipFMC plc *	164,210	4,466,512
US Silica Holdings, Inc.	66,038	2,343,688
		13,087,402

Equity Real Estate Investment Trusts (REITs) - 1.8%
CubeSmart	221,232	5,318,417
Equity Residential	69,189	4,554,712
Extra Space Storage, Inc.	33,900	2,644,200
		12,517,329

Food & Staples Retailing - 1.2%
CVS Health Corp.	20,500	1,649,430
Performance Food Group Co. *	247,852	6,791,145
		8,440,575

Food Products - 1.5%
Mondelez International, Inc., Class A	93,470	4,036,969
Pinnacle Foods, Inc.	104,543	6,209,854
		10,246,823

Gas Utilities - 0.3%
UGI Corp.	43,338	2,097,993

Health Care Equipment & Supplies - 0.7%
Danaher Corp.	59,554	5,025,762

Health Care Providers & Services - 2.4%
Envision Healthcare Corp. *	119,300	7,476,531
Humana, Inc.	25,900	6,232,058
McKesson Corp.	16,335	2,687,761
		16,396,350

Household Durables - 1.0%
Newell Brands, Inc.	123,231	6,607,646

Household Products - 0.6%
Colgate-Palmolive Co.	59,600	4,418,148

Independent Power and Renewable Electricity Producers - 0.4%
NextEra Energy Partners LP	64,500	2,385,855

Industrial Conglomerates - 0.6%
General Electric Co.	155,928	4,211,615

Insurance - 3.4%
American Financial Group, Inc.	64,796	6,438,779
Chubb Ltd.	64,080	9,315,950
First American Financial Corp.	164,893	7,369,068
		23,123,797

Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. *	7,229	6,997,672

Internet Software & Services - 4.0%
Alphabet, Inc., Class C *	12,912	11,733,522
eBay, Inc. *	211,180	7,374,405
Facebook, Inc., Class A *	56,062	8,464,241
		27,572,168

IT Services - 2.2%
Amdocs Ltd.	102,967	6,637,253
Cognizant Technology Solutions Corp., Class A	32,500	2,158,000
Genpact Ltd.	230,300	6,409,249
		15,204,502

Life Sciences - Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	21,097	3,680,794

Machinery - 1.1%
Fortive Corp.	69,774	4,420,183
Milacron Holdings Corp. *	166,018	2,920,257
		7,340,440

Media - 2.4%
Time Warner, Inc.	92,367	9,274,570
Walt Disney Co. (The)	67,504	7,172,300
		16,446,870

Metals & Mining - 0.6%
Reliance Steel & Aluminum Co.	59,850	4,357,678

Multi-Utilities - 0.9%
CMS Energy Corp.	76,873	3,555,376
Sempra Energy	25,615	2,888,091
		6,443,467

Oil, Gas & Consumable Fuels - 0.8%
ONEOK, Inc.	102,833	5,363,769

Personal Products - 1.2%
Estee Lauder Cos., Inc. (The), Class A	46,381	4,451,649
Unilever plc	74,400	4,026,369
		8,478,018

Pharmaceuticals - 2.9%
Eli Lilly & Co.	17,207	1,416,136
Jazz Pharmaceuticals plc *	28,300	4,400,650
Johnson & Johnson	55,326	7,319,076
Pfizer, Inc.	196,884	6,613,334
		19,749,196

Professional Services - 0.7%
Dun & Bradstreet Corp. (The)	43,500	4,704,525

Road & Rail - 0.5%
Norfolk Southern Corp.	30,318	3,689,701

Semiconductors & Semiconductor Equipment - 2.1%
Broadcom Ltd.	9,917	2,311,157
Intel Corp.	141,918	4,788,314
NXP Semiconductors NV *	22,665	2,480,684
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	55,700	1,947,272
Texas Instruments, Inc.	41,396	3,184,594
		14,712,021

Software - 2.2%
Adobe Systems, Inc. *	15,524	2,195,715
Intuit, Inc.	18,667	2,479,164
Microsoft Corp.	63,451	4,373,677
Oracle Corp.	120,636	6,048,689
		15,097,245

Specialty Retail - 0.6%
Advance Auto Parts, Inc.	35,356	4,122,156

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	92,052	13,257,329

Textiles, Apparel & Luxury Goods - 1.0%
lululemon athletica, Inc. *	78,700	4,696,029
NIKE, Inc., Class B	41,700	2,460,300
		7,156,329

Venture Capital - 0.1%
CFBanc Corp. *(a)(b)	27,000	318,611
Consensus Orthopedics, Inc. *(a)(b)	180,877	153
Kickboard *(a)(b)	169,932	3,467
Learn Capital Venture Partners III LP *(a)(b)	657,000	619,672
MACH Energy *(a)(b)	20,536	1,891
Neighborhood Bancorp, Class A *(a)(b)	10,000	—
		943,794

Total Common Stocks (Cost $383,747,408)		409,311,597

PREFERRED STOCKS - 0.1%
Venture Capital - 0.1%

Consensus Orthopedics, Inc.:
Series A-1 *(a)(b)	420,683	6,333
Series B *(a)(b)	348,940	5,679
Series C *(a)(b)	601,710	16,435
Kickboard:
Series A *(a)(b)	1,155,503	255,713
Series A2 *(a)(b)	404,973	9,019
LearnZillion, Inc.:
Series A *(a)(b)	169,492	129,916
Series A-1 *(a)(b)	108,678	95,745
Lumni, Inc., Series B *(a)(b)	17,265	123,006
MACH Energy:
Series A *(a)(b)	27,977	9,669
Series B *(a)(b)	26,575	11,661
Wind Harvest Co., Inc. *(a)(b)	8,696	—
		663,176

Total Preferred Stocks (Cost $1,132,578)		663,176

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.1%
Coastal Venture Partners *(a)(b)		19,670
Commons Capital LP *(a)(b)		61,463
First Analysis Private Equity Fund IV LP *(a)(b)		568,485
GEEMF Partners LP *(a)(b)(c)		23,128
Global Environment Emerging Markets Fund LP *(a)(b)		66,836
Infrastructure and Environmental Private Equity Fund III LP *(a)(b)		6,172
New Markets Growth Fund LLC *(a)(b)		—
Solstice Capital LP *(a)(b)		53,491

Total Venture Capital Limited Partnership Interest (Cost $434,898)		799,245

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.0% (d)
Kickboard Bridge Note, 8.00%, 11/1/17 (a)(b)	41,000	36,737

Total Venture Capital Debt Obligations (Cost $41,000)		36,737

ASSET-BACKED SECURITIES - 8.0%
Automobile - 1.2%

Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.97%, 2/20/20 (e)	2,084,000	2,105,961
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44 (e)	1,000,000	1,004,361
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (e)	625,000	624,323
Ford Credit Auto Lease Trust, Series 2015-B, Class A3, 1.38%, 12/15/18	2,001,246	2,001,241
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (e)	400,000	401,301
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (e)	198,947	199,066
Series 2015-1A, Class A, 3.10%, 12/15/23 (e)	8,942	8,949
Series 2015-1A, Class B, 5.43%, 12/15/23 (e)	600,000	606,255
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	1,100,000	1,095,304
		8,046,761

Other - 6.7%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	1,241,353	1,299,300
Apidos CLO XXI, Series 2015-21A, Class C, 4.708%, 7/18/27 (e)(f)	300,000	302,295
AVANT Loans Funding Trust:
Series 2016-B, Class A, 3.92%, 8/15/19 (e)	12,104	12,114
Series 2016-C, Class A, 2.96%, 9/16/19 (e)	61,456	61,485
Citi Held For Asset Issuance:
Series 2015-PM2, Class B, 4.00%, 3/15/22 (e)	1,850,800	1,867,489
Series 2015-PM3, Class B, 4.31%, 5/16/22 (e)	750,000	756,870
Series 2016-MF1, Class A, 4.48%, 8/15/22 (e)	161,417	163,488
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (e)	2,085,746	2,083,396
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (e)	135,000	137,387
Colony American Homes, Series 2014-1A, Class B, 2.559%, 5/17/31 (e)(f)	350,000	350,747
Colony Starwood Homes Trust:
Series 2016-1A, Class C, 3.859%, 7/17/33 (e)(f)	350,000	361,761
Series 2016-1A, Class D, 4.309%, 7/17/33 (e)(f)	320,000	329,014
Conn Funding II LP:
Series 2016-A, Class B, 8.96%, 8/15/18 (e)	94,672	95,359
Series 2016-B, Class A, 3.73%, 10/15/18 (e)	511,616	512,482
Series 2016-B, Class B, 7.34%, 3/15/19 (e)	450,000	458,611
Series 2017-A, Class A, 2.73%, 5/15/20 (e)	493,039	493,738
Series 2017-A, Class B, 5.11%, 5/15/20 (e)	1,295,000	1,300,558
Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 3/15/21 (e)	572,486	574,828
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP1, Class A, 2.39%, 4/17/23 (e)	330,000	330,353
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 (e)	2,135,838	2,153,332
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (e)	500,000	501,053
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (e)	985,000	982,748
Series 2016-1A, Class A2, 6.125%, 7/20/46 (e)	297,750	304,857
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.882%, 8/15/28 (e)(f)	500,000	500,494

Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (e)	160,714	157,820
Series 2014-1A, Class A2, 3.668%, 4/19/44 (e)	600,000	595,536
Series 2014-1A, Class B1, 4.406%, 4/19/44 (e)	700,000	679,906
Element Rail Leasing II LLC, Series 2015-1A, Class A2, 3.585%, 2/19/45 (e)	1,100,000	1,093,018
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (e)	295,000	299,784
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (e)	360,000	372,683
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (e)	769,668	768,751
GCAT LLC, Series 2015-1, Class A1, 3.625%, 5/26/20 (e)(m)	189,421	190,253
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (e)	49,170	49,161
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (e)(m)	313,793	314,399
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (e)	50,000	51,694
Invitation Homes Trust:
Series 2015-SFR2, Class C, 3.209%, 6/17/32 (e)(f)	200,000	200,966
Series 2015-SFR2, Class E, 4.151%, 6/17/32 (e)(f)	1,800,000	1,823,552
Series 2015-SFR3, Class D, 3.74%, 8/17/32 (e)(f)	400,000	403,514
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (e)	313,730	313,860
Series 2014-1A, Class B, 3.24%, 6/18/24 (e)	300,000	300,341
Series 2014-2A, Class A, 2.47%, 9/18/24 (e)	132,780	133,119
Series 2014-2A, Class B, 3.02%, 9/18/24 (e)	200,000	201,049
Series 2015-2A, Class A, 2.57%, 7/18/25 (e)	1,535,525	1,539,199
Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 6/8/23 (e)	355,000	357,911
OWS Structured Asset Trust, Series 2016-NPL1, Class A1, 3.75%, 7/25/56 (e)(m)	667,037	671,966
PennyMac LLC, Series 2015-NPL1, Class A1, 4.00%, 3/25/55 (e)(m)	99,731	100,442
Progress Residential Trust:
Series 2016-SFR1, Class B, 3.209%, 9/17/33 (e)(f)	524,000	532,938
Series 2016-SFR1, Class C, 3.709%, 9/17/33 (e)(f)	325,000	334,406
Prosper Marketplace Issuance Trust, Series 2017-1A, Class A, 2.56%, 6/15/23 (e)	420,000	421,446
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (e)	407,717	407,905
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (e)(f)	1,000,000	1,016,665
Sierra Timeshare Receivables Funding LLC:
Series 2013-3A, Class B, 2.70%, 10/20/30 (e)	90,165	90,304
Series 2014-2A, Class B, 2.40%, 6/20/31 (e)	1,046,479	1,044,308
Series 2014-3A, Class B, 2.80%, 10/20/31 (e)	126,339	126,648
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (e)	737,646	733,451
Series 2014-1, Class A, 4.59%, 4/20/44 (e)	586,864	583,958
Series 2014-2, Class A, 4.02%, 7/20/44 (e)	942,319	920,122
Series 2014-2, Class B, 5.44%, 7/20/44 (e)	1,906,930	1,790,329
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (e)	2,401,616	2,418,776
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (e)	600,000	605,367
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (e)	387,087	384,215

STORE Master Funding LLC, Series 2014-1A, Class A1, 4.21%, 4/20/44 (e)	1,083,042	1,109,483
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (e)	562,578	536,638
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class C, 4.50%, 5/17/32 (e)	271,726	250,648
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	1,758,000	1,767,725
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (e)	600,000	601,102
VML LLC, Series 2014-NPL1, Class A1, 3.875%, 4/27/54 (e)(m)	116,955	117,119
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 6/26/45 (e)(m)	342,689	344,386
VOLT XXXVIII LLC, Series 2015-NP12, Class A1, 3.875%, 9/25/45 (e)(m)	245,451	247,103
Wendys Funding LLC:
Series 2015-1A, Class A2I, 3.371%, 6/15/45 (e)	2,264,663	2,290,363
Series 2015-1A, Class A2II, 4.08%, 6/15/45 (e)	589,500	605,759
		45,833,847

Student Loan - 0.1%
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (e)	570,429	570,839
Social Professional Loan Program LLC:
Series 2014-B, Class A2, 2.55%, 8/27/29 (e)	417,636	420,146
Series 2014-B, Class A1, 2.241%, 8/25/32 (e)(f)	164,641	167,246
		1,158,231

Total Asset-Backed Securities (Cost $54,880,764)		55,038,839

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 1.0%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.516%, 7/25/25 (e)(f)	597,990	607,865
Fannie Mae Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.816%, 5/25/24 (f)	600,000	634,737
Series 2014-C03, Class 2M2, 4.116%, 7/25/24 (f)	700,000	740,145
Series 2016-C05, Class 2M1, 2.566%, 1/25/29 (f)	309,121	311,696
Series 2016-C04, Class 1M1, 2.666%, 1/25/29 (f)	1,349,362	1,366,470
Series 2016-C06, Class 1M2, 5.466%, 4/25/29 (f)	400,000	441,709
Series 2017-C01, Class 1B1, 6.966%, 7/25/29 (f)	70,000	79,729
Series 2017-C02, Class 2B1, 6.716%, 9/25/29 (f)	125,000	137,622
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 4.466%, 5/25/25 (f)	720,000	794,739
Series 2015-HQA2, Class M2, 4.016%, 5/25/28 (f)	652,439	675,671
Series 2016-DNA2, Class M2, 3.416%, 10/25/28 (f)	600,000	612,494
Series 2016-DNA2, Class B, 11.716%, 10/25/28 (f)	249,842	314,638
Series 2017-HQA2, Class M2, 3.809%, 12/25/29 (f)	435,000	436,341

Total Collateralized Mortgage-Backed Obligations (Cost $6,753,136)		7,153,856

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%

Bear Stearns Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 4.159%, 5/15/32 (e)(f)	200,000	200,322
BLCP Hotel Trust, Series 2014-CLRN, Class D, 3.659%, 8/15/29 (e)(f)	1,000,000	1,002,454
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 3.009%, 12/15/27 (e)(f)	800,000	801,259
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 4.559%, 9/15/27 (e)(f)	600,000	598,763
CLNS Trust, Series 2017-IKPR, Class B, 2.087%, 6/11/32 (e)(f)	1,230,000	1,232,501
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (e)	113,384	112,997
COMM Mortgage Trust, Series 2013-THL, Class C, 3.089%, 6/8/30 (e)(f)	950,000	952,339
GS Mortgage Securities Trust, Series 2014-NEW, Class D, 3.79%, 1/10/31 (e)	400,000	394,670
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class D, 3.771%, 6/10/27 (e)	550,000	551,651
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (e)(f)	400,000	396,307
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (e)	1,935,000	1,939,869
MSCG Trust, Series 2016-SNR, Class D, 6.55%, 11/15/34 (e)	640,000	626,897
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (e)	366,508	365,541
TRU Trust:
Series 2016-TOYS, Class A, 3.377%, 11/15/30 (e)(f)	1,350,700	1,353,799
Series 2016-TOYS, Class B, 4.277%, 11/15/30 (e)(f)	735,000	741,131
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31 (e)(f)	850,000	817,860

Total Commercial Mortgage-Backed Securities (Cost $12,013,879)		12,088,360

CORPORATE BONDS - 18.4%
Basic Materials - 0.3%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	500,000	528,741
Sherwin-Williams Co. (The), 2.25%, 5/15/20	1,200,000	1,203,422
		1,732,163

Communications - 1.9%
AT&T, Inc.:
3.80%, 3/1/24	525,000	538,697
4.125%, 2/17/26	1,300,000	1,335,324
4.75%, 5/15/46	645,000	635,816
CBS Corp., 2.90%, 1/15/27	585,000	555,273
Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/1/40 (e)	850,000	875,500
Comcast Corp., 3.20%, 7/15/36	990,000	929,730
Crown Castle Towers LLC, 3.663%, 5/15/25 (e)	450,000	465,750
NBCUniversal Media LLC, 4.45%, 1/15/43	405,000	431,566
Sprint Communications, Inc., 8.375%, 8/15/17	2,740,000	2,763,975
Telefonica Emisiones SAU, 3.192%, 4/27/18	600,000	606,473
Time Warner Cable LLC, 4.00%, 9/1/21	400,000	418,462
Time Warner, Inc., 4.90%, 6/15/42	500,000	516,556

Verizon Communications, Inc.:
1.75%, 8/15/21	540,000	522,776
2.45%, 11/1/22	585,000	574,063
3.50%, 11/1/24	1,000,000	1,011,934
4.862%, 8/21/46	555,000	557,017
		12,738,912

Consumer, Cyclical - 3.2%
American Airlines Pass-Through Trust:
Series B, 7.00%, 7/31/19 (e)	747,687	772,548
Series B, 5.60%, 1/15/22 (e)	655,566	685,886
4.40%, 3/22/25	798,430	810,407
Series B, 5.25%, 7/15/25	631,993	659,611
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	200,000	213,750
Coach, Inc.:
3.00%, 7/15/22	1,023,000	1,009,692
4.125%, 7/15/27	221,000	219,222
CVS Health Corp., 5.125%, 7/20/45	550,000	633,847
CVS Pass-Through Trust, 6.036%, 12/10/28	881,033	995,320
Delta Air Lines Pass-Through Trust, Series 1A, 6.20%, 1/2/20	217,928	226,782
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	50,000	47,500
Ford Motor Credit Co. LLC:
6.625%, 8/15/17	1,300,000	1,307,160
2.875%, 10/1/18	2,083,000	2,104,344
2.262%, 3/28/19	519,000	520,652
2.104%, 11/4/19 (f)	600,000	603,169
2.018%, 6/12/20 (f)	220,000	220,135
2.425%, 6/12/20	646,000	645,860
3.336%, 3/18/21	960,000	979,299
4.134%, 8/4/25	750,000	764,314
Home Depot, Inc. (The):
2.70%, 4/1/23	600,000	609,127
4.20%, 4/1/43	600,000	639,462
Latam Airlines Pass-Through Trust:
4.50%, 8/15/25	416,566	411,880
4.20%, 8/15/29	486,433	484,891
Latam Finance Ltd., 6.875%, 4/11/24 (e)	365,000	372,172
New Albertsons, Inc., 7.75%, 6/15/26	50,000	50,375
Newell Brands, Inc., 3.85%, 4/1/23	500,000	525,561
Nordstrom, Inc.:
4.00%, 3/15/27 (g)	503,000	493,241
5.00%, 1/15/44	495,000	473,909
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (e)	561,359	565,297
Staples, Inc., 2.75%, 1/12/18	560,000	562,179

Starbucks Corp., 2.45%, 6/15/26	550,000	531,141
Virgin Australia Pass-Through Trust:
7.125%, 10/23/18 (e)	11,371	11,649
6.00%, 4/23/22 (e)	470,398	484,510
5.00%, 4/23/25 (e)	257,421	269,005
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	870,000	869,903
Whirlpool Corp.:
3.70%, 3/1/23	500,000	517,920
3.70%, 5/1/25	500,000	518,338
Wyndham Worldwide Corp.:
4.15%, 4/1/24	255,000	262,231
4.50%, 4/1/27	108,000	111,562
		22,183,851

Consumer, Non-cyclical - 1.3%
Abbott Laboratories, 2.90%, 11/30/21	225,000	227,370
Amgen, Inc., 4.663%, 6/15/51	895,000	953,521
Becton Dickinson and Co.:
2.404%, 6/5/20	474,000	475,339
2.894%, 6/6/22	474,000	475,122
3.363%, 6/6/24	740,000	742,546
3.70%, 6/6/27	600,000	602,155
Grupo Bimbo SAB de CV:
3.875%, 6/27/24 (e)	500,000	516,130
4.875%, 6/27/44 (e)	500,000	504,711
Hertz Corp. (The), 6.75%, 4/15/19 (g)	100,000	99,531
Kaiser Foundation Hospitals, 3.15%, 5/1/27	874,000	875,749
Kraft Heinz Foods Co., 5.20%, 7/15/45	575,000	625,854
Life Technologies Corp., 6.00%, 3/1/20	500,000	545,223
Massachusetts Institute of Technology, 3.959%, 7/1/38	300,000	327,052
MEDNAX, Inc., 5.25%, 12/1/23 (e)	155,000	160,037
Shire Acquisitions Investments Ireland DAC:
2.875%, 9/23/23	615,000	610,346
3.20%, 9/23/26	455,000	445,850
Unilever Capital Corp., 1.80%, 5/5/20	583,000	582,121
		8,768,657

Financial - 8.2%
Air Lease Corp., 3.00%, 9/15/23	350,000	348,426
Ally Financial, Inc.:
6.25%, 12/1/17	1,120,000	1,140,776
3.25%, 2/13/18	1,600,000	1,614,000
3.60%, 5/21/18	1,200,000	1,216,500
American Tower Corp.:

3.45%, 9/15/21	600,000	619,286
3.375%, 10/15/26	600,000	588,254
Bank of America Corp.:
2.00%, 1/11/18	1,500,000	1,502,500
1.95%, 5/12/18	1,375,000	1,376,756
2.336%, 10/21/22 (f)	801,000	813,784
2.503%, 10/21/22	2,810,000	2,777,148
3.875%, 8/1/25	1,700,000	1,760,654
3.824% to 1/20/27, floating rate thereafter to 1/20/28	2,390,000	2,434,660
Capital One Bank, 2.25%, 2/13/19	400,000	401,234
Capital One Financial Corp.:
6.75%, 9/15/17	1,075,000	1,085,955
2.50%, 5/12/20	601,000	603,962
4.20%, 10/29/25	575,000	580,852
3.75%, 7/28/26	790,000	772,446
Capital One NA, 2.35%, 8/17/18	650,000	652,794
Citigroup, Inc.:
1.70%, 4/27/18	1,700,000	1,698,650
2.65%, 10/26/20	885,000	894,095
2.289%, 12/8/21 (f)	300,000	302,849
2.75%, 4/25/22	730,000	730,851
3.887% to 1/10/27, floating rate thereafter to 1/10/28	3,320,000	3,378,359
Citizens Bank NA:
2.25%, 3/2/20	500,000	499,818
2.55%, 5/13/21	400,000	400,654
Citizens Financial Group, Inc.:
5.158% to 6/29/18, floating rate thereafter to 6/29/23	1,190,000	1,225,952
2.375%, 7/28/21	355,000	352,234
Compass Bank, 1.85%, 9/29/17	500,000	500,142
Credit Acceptance Corp.:
6.125%, 2/15/21	400,000	412,000
7.375%, 3/15/23	600,000	627,000
DDR Corp.:
4.75%, 4/15/18	500,000	509,865
3.625%, 2/1/25	600,000	571,773
Digital Realty Trust LP, 4.75%, 10/1/25	525,000	565,670
Discover Financial Services:
3.85%, 11/21/22	750,000	768,920
3.95%, 11/6/24	300,000	305,139
Goldman Sachs Group, Inc. (The):
2.023%, 12/27/20 (f)	650,000	651,347
2.908% to 6/5/22, floating rate thereafter to 6/5/23	2,020,000	2,014,277
ING Bank NV, 2.00%, 11/26/18 (e)	900,000	900,958
International Finance Corp., 1.75%, 3/30/20	680,000	681,166

iStar, Inc.:
4.00%, 11/1/17	1,815,000	1,816,134
6.00%, 4/1/22	733,000	753,158
MetLife, Inc., 1.756%, 12/15/17	1,500,000	1,501,245
Morgan Stanley:
1.982%, 2/14/20 (f)	300,000	301,301
2.80%, 6/16/20	2,200,000	2,234,291
4.875%, 11/1/22	690,000	749,958
2.553%, 10/24/23 (f)	550,000	559,964
4.00%, 7/23/25	725,000	757,558
3.125%, 7/27/26	1,285,000	1,250,931
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (e)	150,000	158,063
Orchestra Borrower LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (e)	65,000	67,139
PNC Bank NA, 2.70%, 11/1/22	1,000,000	1,000,883
Prudential Financial, Inc., 8.875% to 6/15/18, floating rate thereafter to 6/15/68	650,000	692,452
Synchrony Bank, 3.00%, 6/15/22	340,000	338,813
Synchrony Financial:
2.58%, 11/9/17 (f)	2,415,000	2,422,788
3.00%, 8/15/19	1,133,000	1,149,583
Toronto-Dominion Bank (The), 1.75%, 7/23/18	900,000	901,632
Vornado Realty LP, 2.50%, 6/30/19	700,000	705,883
Willis North America, Inc., 3.60%, 5/15/24	496,000	501,611
		56,145,093

Government - 0.1%
International Bank for Reconstruction & Development, 1.005%, 10/1/18	600,000	596,615

Industrial - 1.2%
Carlisle Cos., Inc., 3.75%, 11/15/22	895,000	903,397
Johnson Controls International plc, 4.625%, 7/2/44 (f)	450,000	485,895
Keysight Technologies, Inc., 4.60%, 4/6/27	761,000	801,031
Masco Corp.:
4.45%, 4/1/25	200,000	214,620
3.50%, 11/15/27	425,000	422,245
6.50%, 8/15/32	93,000	114,076
Owens Corning, 3.40%, 8/15/26	510,000	503,431
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (e)	765,000	784,372
Pentair Finance SA, 1.875%, 9/15/17	1,200,000	1,200,530
SBA Tower Trust:
2.24%, 4/9/43 (e)	500,000	499,857
2.877%, 7/10/46 (e)	600,000	598,770
3.722%, 4/9/48 (e)	1,100,000	1,122,782
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21 (e)	540,000	530,662
		8,181,668

Technology - 2.2%
Apple, Inc.:
3.25%, 2/23/26	375,000	382,170
3.00%, 6/20/27	835,000	831,966
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	425,000	445,397
CA, Inc., 4.70%, 3/15/27	500,000	511,229
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (e)	2,210,000	2,262,786
6.02%, 6/15/26 (e)	1,130,000	1,246,947
Dun & Bradstreet Corp. (The), 3.50%, 12/1/17	600,000	603,199
DXC Technology Co., 2.875%, 3/27/20 (e)	278,000	281,659
EMC Corp., 1.875%, 6/1/18	1,356,000	1,348,717
Hewlett Packard Enterprise Co.:
2.45%, 10/5/17	872,000	874,356
2.85%, 10/5/18	1,727,000	1,742,353
Intel Corp., 3.10%, 7/29/22	400,000	414,642
Microsoft Corp.:
2.40%, 8/8/26	575,000	554,098
4.45%, 11/3/45	505,000	564,119
NXP BV / NXP Funding LLC:
4.125%, 6/1/21 (e)	300,000	316,650
4.625%, 6/15/22 (e)	290,000	312,475
Oracle Corp.:
2.40%, 9/15/23	200,000	197,546
2.65%, 7/15/26	440,000	422,756
QUALCOMM, Inc., 2.90%, 5/20/24	1,200,000	1,198,344
Seagate HDD Cayman:
4.875%, 3/1/24 (e)	480,000	488,876
4.875%, 6/1/27	440,000	440,310
		15,440,595

Utilities - 0.0% (d)
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	300,000	320,748

Total Corporate Bonds (Cost $124,852,291)		126,108,302

FLOATING RATE LOANS (h) - 0.0% (d)
Consumer, Cyclical - 0.0% (d)
VFH Parent LLC, Term Loan, 12/30/21 (i)	30,000	30,237

Financial - 0.0% (d)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10 *(a)(b)(f)(j)	385,345	10,212

Total Floating Rate Loans (Cost $415,308)		40,449

HIGH SOCIAL IMPACT INVESTMENTS - 0.7%
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (a)(c)	4,266,666	4,041,258
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (a)(b)(k)	393,000	349,770
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20 (a)(b)(k)	506,000	475,640

Total High Social Impact Investments (Cost $5,165,666)		4,866,668

SOVEREIGN GOVERNMENT BONDS - 0.1%
Nacional Financiera SNC, 3.375%, 11/5/20 (e)	935,000	964,219

Total Sovereign Government Bonds (Cost $933,856)		964,219

TAXABLE MUNICIPAL OBLIGATIONS - 0.9%
General Obligations - 0.5%
Commonwealth of Massachusetts, 3.277%, 6/1/46	650,000	614,926
Los Angeles California Unified School District, 5.75%, 7/1/34 (l)	800,000	1,013,632
New York City, 5.206%, 10/1/31 (l)	1,275,000	1,505,061
		3,133,619

Special Tax Revenue - 0.3%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30 (l)	400,000	459,188
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (l)	1,000,000	1,239,640
New York State Dormitory Authority, Personal Income Tax Revenue Bonds, 5.289%, 3/15/33 (l)	500,000	586,570
		2,285,398

Water and Sewer - 0.1%
New York State Environmental Facilities Corp. Clean Water and Drinking Water Revenue Bonds, (New York City Municipal Water Finance Authority), 1.271%, 6/15/18	865,000	864,118

Total Taxable Municipal Obligations (Cost $6,163,817)		6,283,135

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
Overseas Private Investment Corp., 3.22%, 9/15/29	896,677	902,834

Total U.S. Government Agencies and Instrumentalities (Cost $896,677)		902,834

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.4%
Fannie Mae:
2.65%, 6/1/26	639,492	637,421
2.68%, 7/1/26	650,000	645,101
2.877%, 2/25/27 (f)	669,936	680,594
Fannie Mae Grantor Trust, Series 2017-T1, Class A, 2.90%, 6/25/27	550,000	547,916

Total U.S. Government Agency Mortgage-Backed Securities (Cost $2,533,521)		2,511,032

U.S. TREASURY OBLIGATIONS - 7.9%
U.S. Treasury Bonds:
2.25%, 8/15/46	18,224,000	16,074,862
2.875%, 11/15/46	3,600,000	3,626,788
3.00%, 2/15/47	315,000	325,570
U.S. Treasury Notes:
0.75%, 10/31/17	7,880,000	7,871,253
1.25%, 5/31/19	1,400,000	1,396,801
1.50%, 5/15/20	4,550,000	4,545,113
1.75%, 5/31/22	6,540,000	6,501,682
2.375%, 5/15/27	14,060,000	14,152,824

Total U.S. Treasury Obligations (Cost $54,157,607)		54,494,893

COMMERCIAL PAPER - 0.2%
Vodafone Group plc, 1.60%, 9/12/17 (e)	1,155,000	1,151,382

Total Commercial Paper (Cost $1,151,253)		1,151,382

OTHER - 0.1%
Agraquest, Inc., Contingent Deferred Distribution *(a)(b)		16,394
Seventh Generation, Inc., Contingent Deferred Distribution *(a)(b)		391,884

Total Other (Cost $0)		408,278

TIME DEPOSIT - 0.8%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	5,707,900	5,707,900

Total Time Deposit (Cost $5,707,900)		5,707,900

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	606,920	606,920

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $606,920)		606,920

TOTAL INVESTMENTS (Cost $661,588,479) - 100.3%		689,137,822
Other assets and liabilities, net - (0.3%)		(1,854,579)
NET ASSETS - 100.0%		687,283,243

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Restricted security. Total market value of restricted securities amounts to $7,728,110, which represents 1.1% of the net assets of the Portfolio as of June 30, 2017.
(b) For fair value measurement disclosure purposes, security is categorized as Level 3.
(c) Affiliated company.
(d) Amount is less than 0.05%.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $80,241,586, which represents 11.7% of the net assets of the Portfolio as of June 30, 2017.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2017.
(g) Security, or portion of security, is on loan. Total value of securities on loan is $591,564 as of June 30, 2017.
(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2017. Floating rate loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(i) This floating rate loan will settle after June 30, 2017, at which time the interest rate will be determined.
(j) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(k) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2017.

(l) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(m) Multi-step coupon security. The interest rate disclosed is that which is in effect on June 30, 2017.

Abbreviations:
ADR:	American Depositary Receipt

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Agraquest, Inc., Contingent Deferred Distribution	8/14/12	—
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	4,266,666
CFBanc Corp.	3/14/03	270,000
Coastal Venture Partners	6/7/96-6/22/00	17,031
Commons Capital LP	2/15/01-12/27/11	162,045
Consensus Orthopedics, Inc., Common Stock	2/10/06	504,331
Consensus Orthopedics, Inc., Series A-1, Preferred	8/19/05	4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV LP	2/25/02-7/6/11	30,176
GEEMF Partners LP	2/28/97	—
Global Environment Emerging Markets Fund LP	1/14/94-12/1/95	—
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	393,000
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	506,000
Infrastructure and Environmental Private Equity Fund III LP	4/16/97-2/12/01	—
Kickboard, Common Stock	5/23/13	—
Kickboard, Series A, Preferred	2/12/13	285,328
Kickboard, Series A2, Preferred	6/19/14	100,000
Kickboard Bridge Note, 8.00%, 11/1/17	9/16/15	41,000
Learn Capital Venture Partners III LP	8/30/16	657,000
LearnZillion, Inc., Series A, Preferred	3/27/12	100,000
LearnZillion, Inc., Series A-1, Preferred	4/23/13	134,761
Lumni, Inc., Series B, Preferred	8/8/13	116,367
MACH Energy, Common Stock	10/31/08	889
MACH Energy, Series A, Preferred	5/31/02	11,426
MACH Energy, Series B, Preferred	12/20/05	20,447
Neighborhood Bancorp, Class A	6/25/97	100,000
New Markets Growth Fund LLC	1/8/03-7/18/07	225,646
Seventh Generation, Inc., Contingent Deferred Distribution	10/26/16	—
Solstice Capital LP	6/26/01-6/17/08	—
Wind Harvest Co., Inc., Preferred	5/16/94	100,000

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$665,479,444
Gross unrealized appreciation	$38,155,609
Gross unrealized depreciation	(14,497,231)
Net unrealized appreciation (depreciation)	$23,658,378
Affiliated Companies
Transactions in affiliated companies for the fiscal year to date ended June 30, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Dividend/Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation, Community Investment Notes, 0.25%, 7/1/17	$4,266,666	$—	($4,266,666)	$—	$—	$2,171	$—	$—	$120,107
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	—	4,266,666	—	4,266,666	4,041,258	35,200	—	—	(225,408)
GEEMF Partners LP	—	—	—	—	23,128	—	—	—	(39,942)
TOTALS					$4,064,386	$37,371	$—	$—	($145,243)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2		LEVEL 3*	TOTAL
Common Stocks
Consumer Discretionary	$52,251,767	$—		$—	$52,251,767
Consumer Staples	33,562,213	4,026,369		—	37,588,582
Energy	18,451,171	—		—	18,451,171
Financials	58,610,931	—		—	58,610,931
Health Care	59,943,734	—		—	59,943,734
Industrials	35,666,977	4,259,981		—	39,926,958
Information Technology	94,526,168	—		—	94,526,168
Materials	13,179,894	—		—	13,179,894
Real Estate	12,517,329	—		—	12,517,329
Telecommunication Services	8,709,013	—		—	8,709,013
Utilities	12,662,256	—		—	12,662,256
Total Common Stocks	400,081,453	8,286,350	**	—	408,367,803
Common Stocks - Venture Capital	—	—		943,794	943,794
Preferred Stocks - Venture Capital	—	—		663,176	663,176
Venture Capital Limited Partnership Interest	—	—		799,245	799,245
Venture Capital Debt Obligations	—	—		36,737	36,737
Asset-Backed Securities	—	55,038,839		—	55,038,839
Collateralized Mortgage-Backed Obligations	—	7,153,856		—	7,153,856
Commercial Mortgage-Backed Securities	—	12,088,360		—	12,088,360
Corporate Bonds	—	126,108,302		—	126,108,302
Floating Rate Loans	—	30,237		10,212	40,449
High Social Impact Investments	—	4,041,258		825,410	4,866,668
Sovereign Government Bonds	—	964,219		—	964,219
Taxable Municipal Obligations	—	6,283,135		—	6,283,135
U.S. Government Agencies and Instrumentalities	—	902,834		—	902,834
U.S. Government Agency Mortgage-Backed Securities	—	2,511,032		—	2,511,032
U.S. Treasury Obligations	—	54,494,893		—	54,494,893
Commercial Paper	—	1,151,382		—	1,151,382
Other	—	—		408,278	408,278
Time Deposit	—	5,707,900		—	5,707,900
Short Term Investment of Cash Collateral for Securities Loaned	606,920	—		—	606,920
TOTAL	$400,688,373	$284,762,597		$3,686,852	$689,137,822

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
** Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2017.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
The Calvert Funds adopted amended Valuation Policies and Procedures effective June 21, 2017 to align them with valuation policies used by other funds managed by the Adviser. The amended Valuation Policies and Procedures primarily changed from the use of bid price to the mean of the bid and asked price for debt securities and resulted in an increase in the Portfolio’s NAV per share of $0.01.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 19.6%
Automobile - 3.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.97%, 2/20/20 (a)	7,553,000	7,632,594
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44 (a)	3,350,000	3,364,609
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (a)	2,250,000	2,247,563
Ford Credit Auto Lease Trust, Series 2015-B, Class A3, 1.38%, 12/15/18	7,244,509	7,244,493
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (a)	305,602	305,785
Series 2015-1A, Class A, 3.10%, 12/15/23 (a)	80,476	80,537
Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	2,000,000	2,020,850
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A3, 1.30%, 4/15/20	1,300,000	1,296,583
Series 2016-B, Class A4, 1.52%, 8/16/21	4,050,000	4,032,711
		28,225,725

Other - 16.1%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (a)	4,201,504	4,397,630
Apidos CLO XXI, Series 2015-21A, Class C, 4.708%, 7/18/27 (a)(b)	1,300,000	1,309,946
Citi Held For Asset Issuance:
Series 2015-PM2, Class B, 4.00%, 3/15/22 (a)	4,752,054	4,794,905
Series 2015-PM3, Class B, 4.31%, 5/16/22 (a)	2,500,000	2,522,898
Series 2016-MF1, Class A, 4.48%, 8/15/22 (a)	807,085	817,440
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (a)	5,928,006	5,921,326
Conn Funding II LP:
Series 2016-B, Class A, 3.73%, 10/15/18 (a)	1,488,337	1,490,856
Series 2017-A, Class A, 2.73%, 5/15/20 (a)	1,753,028	1,755,513
Series 2017-A, Class B, 5.11%, 5/15/20 (a)	2,100,000	2,109,012
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 (a)	5,816,125	5,863,764
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (a)	1,755,000	1,758,697
Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	3,644,500	3,636,167
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.882%, 8/15/28 (a)(b)	1,750,000	1,751,731
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (a)	589,283	578,673
Series 2014-1A, Class A2, 3.668%, 4/19/44 (a)	1,900,000	1,885,865
Series 2014-1A, Class B1, 4.406%, 4/19/44 (a)	2,200,000	2,136,849
Element Rail Leasing II LLC, Series 2015-1A, Class A2, 3.585%, 2/19/45 (a)	3,983,000	3,957,718
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (a)	955,000	970,488

Series 2017-1A, Class A2II, 5.093%, 4/30/47 (a)	1,245,000	1,288,862
FRS I LLC:
Series 2013-1A, Class A2, 3.08%, 4/15/43 (a)	3,535,663	3,531,449
Series 2013-1A, Class B, 3.96%, 4/15/43 (a)	3,987,186	3,997,082
GCAT LLC, Series 2015-1, Class A1, 3.625%, 5/26/20 (a)(l)	947,103	951,264
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	102,122	102,103
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (a)(l)	896,552	898,282
Invitation Homes Trust:
Series 2015-SFR2, Class E, 4.151%, 6/17/32 (a)(b)	5,450,000	5,521,311
Series 2015-SFR2, Class F, 4.909%, 6/17/32 (a)(b)	3,650,000	3,686,569
Series 2015-SFR3, Class D, 3.74%, 8/17/32 (a)(b)	1,400,000	1,412,300
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	1,025,074	1,025,499
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	2,720,073	2,726,581
Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 6/8/23 (a)	1,335,000	1,345,945
OWS Structured Asset Trust, Series 2016-NPL1, Class A1, 3.75%, 7/25/56 (a)(l)	1,840,102	1,853,701
Progress Residential Trust:
Series 2016-SFR1, Class B, 3.209%, 9/17/33 (a)(b)	2,046,000	2,080,900
Series 2016-SFR1, Class C, 3.709%, 9/17/33 (a)(b)	1,000,000	1,028,941
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	1,528,937	1,529,645
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (a)(b)	3,300,000	3,354,993
Sierra Timeshare Receivables Funding LLC:
Series 2012-3A, Class B, 2.66%, 8/20/29 (a)	456,338	456,689
Series 2013-3A, Class B, 2.70%, 10/20/30 (a)	311,477	311,961
Series 2014-2A, Class B, 2.40%, 6/20/31 (a)	945,856	943,894
Series 2014-3A, Class B, 2.80%, 10/20/31 (a)	1,713,161	1,717,352
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (a)	2,950,582	2,933,803
Series 2014-2, Class A, 4.02%, 7/20/44 (a)	4,217,999	4,118,640
Series 2014-2, Class B, 5.44%, 7/20/44 (a)	6,197,523	5,818,570
Spirit Master Funding LLC, Series 2014-4A, Class A2, 4.629%, 1/20/45 (a)	5,000,000	4,957,256
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (a)	7,846,076	7,902,136
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (a)	2,100,000	2,118,786
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (a)	1,460,064	1,449,233
STORE Master Funding LLC, Series 2014-1A, Class A1, 4.21%, 4/20/44 (a)	3,839,875	3,933,622
SWAY Residential Trust, Series 2014-1, Class A, 2.509%, 1/17/32 (a)(b)	102,437	102,529
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	6,270,000	6,304,684
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (a)	2,250,000	2,254,133
VML LLC, Series 2014-NPL1, Class A1, 3.875%, 4/27/54 (a)(l)	236,650	236,982
Wendys Funding LLC:
Series 2015-1A, Class A2I, 3.371%, 6/15/45 (a)	11,298,750	11,426,975
Series 2015-1A, Class A2II, 4.08%, 6/15/45 (a)	2,407,125	2,473,516
		143,455,666

Student Loan - 0.3%
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (a)	1,792,778	1,794,066
Social Professional Loan Program LLC, Series 2014-B, Class A2, 2.55%, 8/27/29 (a)	1,175,567	1,182,634
		2,976,700

Total Asset-Backed Securities (Cost $174,182,270)		174,658,091

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 2.9%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.516%, 7/25/25 (a)(b)	1,195,979	1,215,731
Fannie Mae Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.816%, 5/25/24 (b)	2,200,000	2,327,371
Series 2014-C03, Class 2M2, 4.116%, 7/25/24 (b)	2,600,000	2,749,111
Series 2016-C05, Class 2M1, 2.566%, 1/25/29 (b)	883,204	890,558
Series 2016-C04, Class 1M1, 2.666%, 1/25/29 (b)	3,077,493	3,116,510
Series 2016-C06, Class 1M2, 5.466%, 4/25/29 (b)	1,600,000	1,766,835
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-DNA2, Class M3, 5.116%, 12/25/27 (b)	3,000,000	3,315,739
Series 2015-HQA2, Class M2, 4.016%, 5/25/28 (b)	3,479,674	3,603,576
Series 2016-HQA1, Class M2, 3.966%, 9/25/28 (b)	4,000,000	4,151,642
Series 2016-DNA2, Class M2, 3.416%, 10/25/28 (b)	1,600,000	1,633,318
Series 2017-HQA2, Class M2, 3.809%, 12/25/29 (b)	1,565,000	1,569,825

Total Collateralized Mortgage-Backed Obligations (Cost $25,078,519)		26,340,216

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.1%
Bear Stearns Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 4.159%, 5/15/32 (a)(b)	1,100,000	1,101,771
BLCP Hotel Trust, Series 2014-CLRN, Class D, 3.659%, 8/15/29 (a)(b)	5,000,000	5,012,270
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 3.009%, 12/15/27 (a)(b)	2,800,000	2,804,405
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 4.559%, 9/15/27 (a)(b)	2,900,000	2,894,023
CLNS Trust, Series 2017-IKPR, Class B, 2.087%, 6/11/32 (a)(b)	4,400,000	4,408,945
COMM Mortgage Trust, Series 2013-THL, Class C, 3.089%, 6/8/30 (a)(b)	3,500,000	3,508,619
GS Mortgage Securities Trust, Series 2014-NEW, Class D, 3.79%, 1/10/31 (a)	1,400,000	1,381,345
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class D, 3.771%, 6/10/27 (a)	1,750,000	1,755,254
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (a)(b)	1,200,000	1,188,920
Motel 6 Trust:
Series 2015-MTL6, Class C, 3.644%, 2/5/30 (a)	3,000,000	2,999,908
Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	4,300,000	4,310,820
MSCG Trust, Series 2016-SNR, Class D, 6.55%, 11/15/34 (a)	2,250,000	2,203,936
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	1,221,693	1,218,471

TRU Trust:
Series 2016-TOYS, Class A, 3.377%, 11/15/30 (a)(b)	5,624,630	5,637,536
Series 2016-TOYS, Class B, 4.277%, 11/15/30 (a)(b)	2,200,000	2,218,350
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31 (a)(b)	2,700,000	2,597,908

Total Commercial Mortgage-Backed Securities (Cost $45,026,602)		45,242,481

CORPORATE BONDS - 46.9%
Basic Materials - 0.8%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	3,000,000	3,172,443
Sherwin-Williams Co. (The), 2.25%, 5/15/20	4,300,000	4,312,263
		7,484,706

Communications - 4.5%
AT&T, Inc.:
3.80%, 3/1/24	2,140,000	2,195,833
4.125%, 2/17/26	5,350,000	5,495,370
4.75%, 5/15/46	2,325,000	2,291,894
CBS Corp., 2.90%, 1/15/27	2,075,000	1,969,557
Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/1/40 (a)	900,000	927,000
Comcast Corp., 3.20%, 7/15/36	3,824,000	3,591,199
Crown Castle Towers LLC, 3.663%, 5/15/25 (a)	2,100,000	2,173,500
NBCUniversal Media LLC, 4.45%, 1/15/43	1,500,000	1,598,393
Sprint Communications, Inc., 8.375%, 8/15/17	6,700,000	6,758,625
Time Warner Cable LLC, 4.00%, 9/1/21	1,725,000	1,804,617
Time Warner, Inc., 5.35%, 12/15/43	1,000,000	1,106,849
Verizon Communications, Inc.:
1.75%, 8/15/21	2,030,000	1,965,249
2.45%, 11/1/22	2,060,000	2,021,486
3.50%, 11/1/24	3,705,000	3,749,215
4.862%, 8/21/46	2,140,000	2,147,779
		39,796,566

Consumer, Cyclical - 7.4%
American Airlines Pass-Through Trust:
Series B, 7.00%, 7/31/19 (a)	2,732,151	2,822,995
Series B, 5.60%, 1/15/22 (a)	446,977	467,649
4.40%, 3/22/25	2,954,191	2,998,504
Series B, 5.25%, 7/15/25	2,263,855	2,362,785
Coach, Inc.:
3.00%, 7/15/22	3,680,000	3,632,127
4.125%, 7/15/27	812,000	805,468
CVS Health Corp., 5.125%, 7/20/45	1,810,000	2,085,933

CVS Pass-Through Trust, 6.036%, 12/10/28	2,033,154	2,296,893
Ford Motor Credit Co. LLC:
2.875%, 10/1/18	4,985,000	5,036,081
2.262%, 3/28/19	1,308,000	1,312,165
2.425%, 6/12/20	2,396,000	2,395,480
3.336%, 3/18/21	3,495,000	3,565,260
4.134%, 8/4/25	4,960,000	5,054,662
Home Depot, Inc. (The):
2.70%, 4/1/23	2,000,000	2,030,424
4.20%, 4/1/43	2,000,000	2,131,540
Latam Airlines Pass-Through Trust:
4.50%, 8/15/25	1,475,339	1,458,741
4.20%, 8/15/29	1,829,914	1,824,113
Newell Brands, Inc., 3.85%, 4/1/23	2,050,000	2,154,800
Nordstrom, Inc.:
4.00%, 3/15/27 (c)	1,901,000	1,864,119
5.00%, 1/15/44	1,350,000	1,292,479
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (a)	2,123,400	2,138,297
Staples, Inc., 2.75%, 1/12/18	2,195,000	2,203,541
Starbucks Corp., 2.45%, 6/15/26	2,150,000	2,076,279
Virgin Australia Pass-Through Trust:
6.00%, 4/23/22 (a)	2,117,854	2,181,390
5.00%, 4/23/25 (a)	922,424	963,933
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	3,210,000	3,209,640
Whirlpool Corp.:
3.70%, 3/1/23 (c)	2,100,000	2,175,266
3.70%, 5/1/25	1,700,000	1,762,351
Wyndham Worldwide Corp.:
4.15%, 4/1/24	1,000,000	1,028,355
4.50%, 4/1/27	387,000	399,764
		65,731,034

Consumer, Non-cyclical - 5.1%
Abbott Laboratories, 2.90%, 11/30/21	805,000	813,480
American National Red Cross (The), 5.567%, 11/15/17	1,500,000	1,518,675
Amgen, Inc.:
4.40%, 5/1/45	2,500,000	2,581,800
4.663%, 6/15/51	1,006,000	1,071,779
Becton Dickinson and Co.:
2.404%, 6/5/20	1,667,000	1,671,709
2.894%, 6/6/22	1,667,000	1,670,946
3.363%, 6/6/24	2,600,000	2,608,944
3.70%, 6/6/27	2,200,000	2,207,900
ERAC USA Finance LLC:

6.375%, 10/15/17 (a)	8,000,000	8,104,120
2.70%, 11/1/23 (a)	1,000,000	977,630
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (a)	3,000,000	3,212,441
3.875%, 6/27/24 (a)	1,200,000	1,238,711
4.875%, 6/27/44 (a)	1,200,000	1,211,307
Kaiser Foundation Hospitals, 3.15%, 5/1/27	3,091,000	3,097,185
Kraft Heinz Foods Co., 5.20%, 7/15/45	2,125,000	2,312,939
Life Technologies Corp., 6.00%, 3/1/20	1,900,000	2,071,848
Massachusetts Institute of Technology, 3.959%, 7/1/38	875,000	953,902
MEDNAX, Inc., 5.25%, 12/1/23 (a)	600,000	619,500
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000,000	1,044,246
Shire Acquisitions Investments Ireland DAC:
2.875%, 9/23/23	2,385,000	2,366,950
3.20%, 9/23/26	1,765,000	1,729,506
Unilever Capital Corp., 1.80%, 5/5/20	2,065,000	2,061,888
		45,147,406

Financial - 19.9%
Air Lease Corp., 3.00%, 9/15/23	1,275,000	1,269,265
Ally Financial, Inc.:
6.25%, 12/1/17	3,984,000	4,057,903
3.25%, 2/13/18	3,280,000	3,308,700
3.60%, 5/21/18	2,520,000	2,554,650
American Tower Corp.:
3.45%, 9/15/21	2,650,000	2,735,182
3.375%, 10/15/26	1,950,000	1,911,827
Bank of America Corp.:
1.95%, 5/12/18	5,050,000	5,056,449
2.336%, 10/21/22 (b)	2,155,000	2,189,394
2.503%, 10/21/22	9,800,000	9,685,428
3.875%, 8/1/25	5,100,000	5,281,963
3.824% to 1/20/27, floating rate thereafter to 1/20/28	10,000,000	10,186,860
Capital One Bank, 2.25%, 2/13/19	1,000,000	1,003,086
Capital One Financial Corp.:
2.50%, 5/12/20	2,097,000	2,107,334
4.20%, 10/29/25	2,100,000	2,121,374
3.75%, 7/28/26	3,100,000	3,031,118
Capital One NA, 2.35%, 8/17/18	2,360,000	2,370,146
Citigroup, Inc.:
1.70%, 4/27/18	6,585,000	6,579,772
2.65%, 10/26/20	3,435,000	3,470,301
2.75%, 4/25/22	2,600,000	2,603,032
3.887% to 1/10/27, floating rate thereafter to 1/10/28	12,815,000	13,040,262

Citizens Bank NA:
2.25%, 3/2/20	1,950,000	1,949,288
2.55%, 5/13/21	1,400,000	1,402,289
Citizens Financial Group, Inc.:
5.158% to 6/29/18, floating rate thereafter to 6/29/23	4,675,000	4,816,241
2.375%, 7/28/21	1,475,000	1,463,507
4.15%, 9/28/22 (a)	702,000	732,711
Compass Bank, 1.85%, 9/29/17	2,000,000	2,000,566
Credit Acceptance Corp.:
6.125%, 2/15/21	1,580,000	1,627,400
7.375%, 3/15/23	2,500,000	2,612,500
DDR Corp.:
4.75%, 4/15/18	3,000,000	3,059,190
3.625%, 2/1/25	3,100,000	2,954,160
Digital Realty Trust LP, 4.75%, 10/1/25	2,035,000	2,192,643
Discover Bank, 8.70%, 11/18/19	948,000	1,071,795
Discover Financial Services:
3.85%, 11/21/22	2,435,000	2,496,428
3.95%, 11/6/24	1,500,000	1,525,695
Goldman Sachs Group, Inc. (The), 2.908% to 6/5/22, floating rate thereafter to 6/5/23	7,700,000	7,678,186
ING Bank NV, 2.00%, 11/26/18 (a)	3,150,000	3,153,352
International Finance Corp., 1.75%, 3/30/20	2,500,000	2,504,285
iStar, Inc.:
4.00%, 11/1/17	1,670,000	1,671,044
6.00%, 4/1/22	2,000,000	2,055,000
Morgan Stanley:
2.80%, 6/16/20	3,500,000	3,554,554
4.875%, 11/1/22	2,075,000	2,255,307
2.553%, 10/24/23 (b)	2,190,000	2,229,676
4.00%, 7/23/25	1,855,000	1,938,302
3.125%, 7/27/26	7,600,000	7,398,501
PNC Bank NA, 2.70%, 11/1/22	4,000,000	4,003,532
Prudential Financial, Inc., 8.875% to 6/15/18, floating rate thereafter to 6/15/68	2,750,000	2,929,602
Synchrony Bank, 3.00%, 6/15/22	1,245,000	1,240,654
Synchrony Financial:
2.58%, 11/9/17 (b)	8,855,000	8,883,557
3.00%, 8/15/19	3,742,000	3,796,768
Toronto-Dominion Bank (The), 1.75%, 7/23/18	3,550,000	3,556,436
Vornado Realty LP, 2.50%, 6/30/19	2,400,000	2,420,170
Willis North America, Inc., 3.60%, 5/15/24	1,782,000	1,802,158
		177,539,543

Government - 0.3%
International Bank for Reconstruction & Development, 1.005%, 10/1/18	2,850,000	2,833,920

Industrial - 3.2%
Carlisle Cos., Inc., 3.75%, 11/15/22	3,485,000	3,517,696
Johnson Controls International plc, 4.625%, 7/2/44 (b)	1,800,000	1,943,581
Keysight Technologies, Inc., 4.60%, 4/6/27	1,738,000	1,829,424
Masco Corp., 3.50%, 11/15/27	1,540,000	1,530,018
Owens Corning, 3.40%, 8/15/26	1,960,000	1,934,753
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.25%, 1/17/23 (a)	3,000,000	3,184,674
Pentair Finance SA, 1.875%, 9/15/17	4,100,000	4,101,812
SBA Tower Trust:
2.24%, 4/9/43 (a)	1,970,000	1,969,436
2.877%, 7/10/46 (a)	2,500,000	2,494,875
3.722%, 4/9/48 (a)	4,150,000	4,235,949
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21 (a)	2,040,000	2,004,724
		28,746,942

Technology - 5.5%
Apple, Inc.:
3.25%, 2/23/26	1,325,000	1,350,335
3.00%, 6/20/27	3,061,000	3,049,879
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	1,645,000	1,723,947
CA, Inc., 4.70%, 3/15/27	1,950,000	1,993,793
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (a)	6,700,000	6,860,030
6.02%, 6/15/26 (a)	4,470,000	4,932,614
DXC Technology Co., 2.875%, 3/27/20 (a)	926,000	938,188
EMC Corp., 1.875%, 6/1/18	1,771,000	1,761,488
Hewlett Packard Enterprise Co.:
2.45%, 10/5/17	3,355,000	3,364,065
2.85%, 10/5/18	5,195,000	5,241,184
Intel Corp., 3.10%, 7/29/22	1,250,000	1,295,755
Microsoft Corp.:
2.40%, 8/8/26	2,225,000	2,144,117
4.45%, 11/3/45	1,800,000	2,010,722
NXP BV / NXP Funding LLC:
4.125%, 6/1/21 (a)	1,200,000	1,266,600
4.625%, 6/15/22 (a)	1,165,000	1,255,288
Oracle Corp.:
2.40%, 9/15/23	980,000	967,974
2.65%, 7/15/26	1,600,000	1,537,294
QUALCOMM, Inc., 2.90%, 5/20/24	4,400,000	4,393,928
Seagate HDD Cayman:
4.875%, 3/1/24 (a)	2,145,000	2,184,665
4.875%, 6/1/27	850,000	850,599

		49,122,465

Utilities - 0.2%
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	1,675,000	1,790,845

Total Corporate Bonds (Cost $413,976,602)		418,193,427

FLOATING RATE LOANS (d) - 0.0% (e)
Financial - 0.0% (e)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10 *(b)(f)(g)(h)	481,681	12,765

Total Floating Rate Loans (Cost $481,681)		12,765

HIGH SOCIAL IMPACT INVESTMENTS - 0.7%
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (g)(i)	5,087,392	4,818,625
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (f)(g)(j)	490,000	436,100
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20 (f)(g)(j)	631,000	593,140

Total High Social Impact Investments (Cost $6,208,392)		5,847,865

SOVEREIGN GOVERNMENT BONDS - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	3,450,000	3,557,812

Total Sovereign Government Bonds (Cost $3,445,779)		3,557,812

TAXABLE MUNICIPAL OBLIGATIONS - 3.1%
Education - 0.2%
Georgetown University Washington DC Revenue Bonds, Series B, 7.22%, 4/1/19	1,530,000	1,629,175

General Obligations - 0.9%
Commonwealth of Massachusetts GO Bonds, 5.456%, 12/1/39 (k)	750,000	948,997
Commonwealth of Massachusetts, Green Bonds, 3.277%, 6/1/46	2,500,000	2,365,100
Los Angeles California Unified School District, 5.75%, 7/1/34 (k)	3,750,000	4,751,400
New York City, 5.206%, 10/1/31 (k)	1,030,000	1,215,853
		9,281,350

Special Tax Revenue - 1.0%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30 (k)	3,800,000	4,362,286
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (k)	3,540,000	4,388,326
		8,750,612

Transportation - 0.5%
Maryland State Transportation Authority Revenue Bonds, 5.604%, 7/1/30	3,000,000	3,620,400
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32	880,000	1,085,445
		4,705,845

Water and Sewer - 0.4%
New York State Environmental Facilities Corp. Clean Water and Drinking Water Revenue Bonds, (New York City Municipal Water Finance Authority), 1.271%, 6/15/18	3,075,000	3,071,863

Total Taxable Municipal Obligations (Cost $26,065,933)		27,438,845

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.3%
Overseas Private Investment Corp., 3.22%, 9/15/29	2,839,476	2,858,975

Total U.S. Government Agencies and Instrumentalities (Cost $2,839,476)		2,858,975

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.2%
Fannie Mae:
2.65%, 6/1/26	2,951,501	2,941,944
2.68%, 7/1/26	3,000,000	2,977,392
2.877%, 2/25/27 (b)	2,977,492	3,024,861
Fannie Mae Grantor Trust, Series 2017-T1, Class A, 2.90%, 6/25/25	1,960,000	1,952,572

Total U.S. Government Agency Mortgage-Backed Securities (Cost $10,999,423)		10,896,769

U.S. TREASURY OBLIGATIONS - 15.3%
U.S. Treasury Bonds:
2.25%, 8/15/46	69,881,000	61,640,004
2.875%, 11/15/46	1,500,000	1,511,161
3.00%, 2/15/47	1,775,000	1,834,560
U.S. Treasury Notes:
0.75%, 10/31/17	21,815,000	21,790,785
1.75%, 5/31/22	6,600,000	6,561,331
2.375%, 5/15/27	43,370,000	43,656,329

Total U.S. Treasury Obligations (Cost $135,540,472)		136,994,170

COMMERCIAL PAPER - 0.5%
Vodafone Group plc, 1.60%, 9/12/17 (a)	4,475,000	4,460,981

Total Commercial Paper (Cost $4,460,481)		4,460,981

TIME DEPOSIT - 3.7%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	32,895,428	32,895,428

Total Time Deposit (Cost $32,895,428)		32,895,428

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	1,931,685	1,931,685

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,931,685)		1,931,685

TOTAL INVESTMENTS (Cost $883,132,743) - 99.9%		891,329,510
Other assets and liabilities, net - 0.1%		1,039,102
NET ASSETS - 100.0%		892,368,612

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $272,508,204, which represents 30.5% of the net assets of the Portfolio as of June 30, 2017.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2017.
(c) Security, or portion of security, is on loan. Total value of securities on loan is $1,885,917 as of June 30, 2017.
(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2017. Floating rate loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Amount is less than 0.05%.
(f) For fair value measurement disclosure purposes, security is categorized as Level 3.
(g) Restricted security. Total market value of restricted securities amounts to $5,860,630, which represents 0.7% of the net assets of the Portfolio as of June 30, 2017.
(h) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(i) Affiliated company.
(j) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2017.

(k) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(l) Multi-step coupon security. The interest rate disclosed is that which is in effect on June 30, 2017.

Abbreviations:
GO:	General Obligation

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	481,682
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	5,087,392
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	490,000
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	631,000

The Portfolio did not have any open financial instruments at June 30, 2017.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$883,571,723
Gross unrealized appreciation	$11,847,050
Gross unrealized depreciation	(4,089,263)
Net unrealized appreciation (depreciation)	$7,757,787
Affiliated Companies
Transactions in affiliated companies for the fiscal year to date ended June 30, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Dividend/Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation, Community Investment Notes, 0.50%, 1/1/17	$3,087,392	$—	($3,087,392)	$—	$—	$3,173	$—	$—	$34,147
Calvert Social Investment Foundation, Community Investment Notes, 0.50%, 3/18/17	2,000,000	—	(2,000,000)	—	—	1,945	—	—	33,600
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	—	5,087,392	—	5,087,392	4,818,625	41,971	—	—	(268,767)
TOTALS					$4,818,625	$47,089	$—	$—	($201,020)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3*	TOTAL
Asset-Backed Securities	$—	$174,658,091	$—	$174,658,091
Collateralized Mortgage-Backed Obligations	—	26,340,216	—	26,340,216
Commercial Mortgage-Backed Securities	—	45,242,481	—	45,242,481
Corporate Bonds	—	418,193,427	—	418,193,427
Floating Rate Loans	—	—	12,765	12,765
High Social Impact Investments	—	4,818,625	1,029,240	5,847,865
Sovereign Government Bonds	—	3,557,812	—	3,557,812
Taxable Municipal Obligations	—	27,438,845	—	27,438,845
U.S. Government Agencies and Instrumentalities	—	2,858,975	—	2,858,975
U.S. Government Agency Mortgage-Backed Securities	—	10,896,769	—	10,896,769
U.S. Treasury Obligations	—	136,994,170	—	136,994,170
Commercial Paper	—	4,460,981	—	4,460,981
Time Deposit	—	32,895,428	—	32,895,428
Short Term Investment of Cash Collateral for Securities Loaned	1,931,685	—	—	1,931,685
TOTAL	$1,931,685	$888,355,820	$1,042,005	$891,329,510

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2017.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.0%
Beverages - 3.3%
Coca-Cola Co. (The)	722,702	32,413,184
PepsiCo, Inc.	325,028	37,537,484
		69,950,668

Biotechnology - 0.6%
Gilead Sciences, Inc.	174,202	12,330,018

Capital Markets - 2.8%
Charles Schwab Corp. (The)	499,436	21,455,770
Intercontinental Exchange, Inc.	568,715	37,489,693
		58,945,463

Chemicals - 6.4%
Ecolab, Inc.	561,831	74,583,065
Marrone Bio Innovations, Inc. *(a)	255,843	330,038
Praxair, Inc.	449,466	59,576,718
		134,489,821

Electronic Equipment & Instruments - 3.3%
Amphenol Corp., Class A	938,102	69,250,690

Food & Staples Retailing - 0.5%
CVS Health Corp.	130,588	10,507,110

Food Products - 2.5%
Mondelez International, Inc., Class A	1,212,189	52,354,443

Health Care Equipment & Supplies - 3.9%
Danaher Corp.	970,470	81,897,963

Health Care Providers & Services - 3.2%
Henry Schein, Inc. *	177,341	32,456,950
Laboratory Corp. of America Holdings *	232,270	35,802,098
		68,259,048

Health Care Technology - 1.5%
Cerner Corp. *	479,353	31,862,594

Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	550,913	32,123,737

Industrial Conglomerates - 2.6%
3M Co.	259,974	54,123,987

Insurance - 1.7%
Marsh & McLennan Cos., Inc.	470,191	36,656,090

Internet & Direct Marketing Retail - 2.4%
Priceline Group, Inc. (The) *	27,198	50,874,403

Internet Software & Services - 6.8%
Alphabet, Inc., Class C *	105,398	95,778,324
Facebook, Inc., Class A *	319,552	48,245,961
		144,024,285

IT Services - 11.4%
Accenture plc, Class A	425,434	52,617,677
Fiserv, Inc. *	92,002	11,255,525
MasterCard, Inc., Class A	628,305	76,307,642
Visa, Inc., Class A	1,066,754	100,040,190
		240,221,034

Life Sciences - Tools & Services - 5.3%
QIAGEN NV *	333,353	11,177,326
Thermo Fisher Scientific, Inc.	572,999	99,971,136
		111,148,462

Machinery - 6.5%
Fortive Corp.	774,025	49,034,484
IDEX Corp.	534,149	60,364,178
Xylem, Inc.	522,667	28,971,432
		138,370,094

Media - 3.9%
Comcast Corp., Class A	1,037,689	40,386,856
Walt Disney Co. (The)	393,108	41,767,725
		82,154,581

Multiline Retail - 3.1%
Dollar General Corp.	897,774	64,720,528

Personal Products - 1.6%
Estee Lauder Cos., Inc. (The), Class A	350,312	33,622,946

Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	189,950	10,584,014
Johnson & Johnson	264,243	34,956,707
Zoetis, Inc.	1,097,748	68,477,520
		114,018,241

Professional Services - 1.4%
Verisk Analytics, Inc. *	343,996	29,022,943

Semiconductors & Semiconductor Equipment - 1.4%
Texas Instruments, Inc.	375,801	28,910,371

Software - 5.0%
Intuit, Inc.	163,676	21,737,809
Microsoft Corp.	1,211,477	83,507,110
		105,244,919

Specialty Retail - 4.6%
Lowe's Cos., Inc.	535,899	41,548,250
Ross Stores, Inc.	520,902	30,071,672
TJX Cos., Inc. (The)	366,302	26,436,015
		98,055,937

Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	172,653	24,865,485

Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc., Class B	395,084	23,309,956

Venture Capital - 0.1%
20/20 Gene Systems, Inc. *(b)(c)	73,397	46,974
Bridges Ventures US *(b)(c)	317,764	235,465
Digital Directions International, Inc. *(b)(c)	354,389	87,499
Graduation Alliance, Inc. *(b)(c)	117,833	742
Ivy Capital (Proprietary) Ltd. *(b)(c)	19	725,507
Napo Pharmaceuticals, Inc. *(b)(c)	294,196	—
Village Laundry Services, Inc. *(b)(c)	9,444	—
		1,096,187

Total Common Stocks (Cost $1,401,598,563)		2,002,412,004

PREFERRED STOCKS - 0.1%
Venture Capital - 0.1%
Entouch, Series C *(b)(c)	2,628,278	438,660
Graduation Alliance, Inc.:
Series C *(b)(c)	3,225,598	161,602
Series D, Convertible *(b)(c)	1,325,968	268,641
New Day Farms, Inc., Series B *(b)(c)(d)	4,547,804	—
Orteq Bioengineering Ltd., Series A *(b)(c)	74,910	—
PresenceLearning, Inc.:
Series A *(b)(c)	600,000	390,000
Series A-2 *(b)(c)	195,285	130,841
Series B *(b)(c)	399,719	307,784
Shangri La Farms, Series A *(b)(c)(d)	66,667	100,000
Sword Diagnostics, Series B *(b)(c)	1,264,108	—
		1,797,528

Total Preferred Stocks (Cost $3,929,133)		1,797,528

WARRANTS - 0.0% (e)
Venture Capital - 0.0% (e)
Graduation Alliance, Inc., Preferred Warrants (strike price $0.16/share, expires 8/20/18) *(b)(c)	625,721	3,942

Total Warrants (Cost $0)		3,942

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.7%
Accion Frontier Inclusion Fund LP *(b)(c)		402,981
Adobe Capital Social Mezzanine I LP *(b)(c)		278,305
Africa Renewable Energy Fund LP *(b)(c)		559,267
Arborview Capital Partners LP *(b)(c)		756,473
Blackstone Clean Technology Partners LP *(b)(c)		67,685
China Environment Fund 2004 LP *(b)(c)		3,794
China Environment Fund III LP *(b)(c)		536,618
Coastal Ventures III LP *(b)(c)		188,514
Core Innovations Capital I LP *(b)(c)		1,314,189
Cross Culture Ventures I LP *(b)(c)		204,811
DBL Equity Fund - BAEF Il LP *(b)(c)		861,494
DBL Partners III LP *(b)(c)		324,117
First Analysis Private Equity Fund V LP *(b)(c)		1,066,968
Ignia Fund I LP *(b)(c)		555,225
Impact Ventures II LP *(b)(c)		300,162

LeapFrog Financial Inclusion Fund *(b)(c)		835,619
New Markets Education Partners LP *(b)(c)		788,469
New Markets Venture Partners II LP *(b)(c)		266,366
Owl Ventures LP *(b)(c)		372,573
Renewable Energy Asia Fund LP *(b)(c)		2,187,111
SEAF India International Growth Fund LP *(b)(c)		26,613
SJF Ventures II LP, Preferred *(b)(c)		521,514
SJF Ventures III LP *(b)(c)		752,866
Westly Capital Partners Fund II LP *(b)(c)		738,526

Total Venture Capital Limited Partnership Interest (Cost $13,478,531)		13,910,260

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%
New Day Farms, Inc., Participation Interest Note, 9.00%, 9/1/12 (b)(c)(d)(f)	6,225	—
One Earth Group Ltd., Convertible Note, 5.00%, 10/31/20 (b)(c) (g)	300,000	—
Orteq Bioengineering Ltd., 12.00%, 7/31/17 (b)(c)(g)	131,225	—
SEAF Global SME Facility:
9.00%, 12/31/17 (b)(c)	1,500,000	1,517,411
9.00%, 12/31/17 (b)(c)	450,000	450,986
9.00%, 3/31/18 (b)(c)(g)	1,000,000	435,000
9.00%, 3/31/18 (b)(c)(g)	400,000	435,000
9.00%, 3/31/18 (b)(c)	650,000	649,290

Total Venture Capital Debt Obligations (Cost $4,308,576)		3,487,687

HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (c)(d)	10,833,877	10,261,523
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(c)(h)	1,445,000	1,286,050
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20 (b)(c)(h)	1,855,000	1,743,700

Total High Social Impact Investments (Cost $14,133,877)		13,291,273

OTHER - 0.0% (e)
EXCENT Corp., Contingent Deferred Distribution *(b)(c)		48,128
GroSolar, Contingent Deferred Distribution *(b)(c)		673,290

Total Other (Cost $1,809,266)		721,418

TIME DEPOSIT - 3.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	74,184,053	74,184,053

Total Time Deposit (Cost $74,184,053)		74,184,053

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0% (e)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	361,326	361,326

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $361,326)		361,326

TOTAL INVESTMENTS (Cost $1,513,803,325) - 100.1%		2,110,169,491
Other assets and liabilities, net - (0.1%)		(1,203,217)
NET ASSETS - 100.0%		2,108,966,274

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $310,740 as of June 30, 2017.
(b) For fair value measurement disclosure purposes, security is categorized as Level 3.
(c) Restricted security. Total market value of restricted securities amounts to $34,308,295, which represents 1.6% of the net assets of the Portfolio as of June 30, 2017.
(d) Affiliated company.
(e) Amount is less than 0.05%.
(f) Security is in default for both principal and interest.
(g) This security is not accruing interest.
(h) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2017.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
20/20 Gene Systems, Inc.	8/1/08-8/27/13	166,890
Accion Frontier Inclusion Fund LP	11/12/15-6/30/17	387,516
Adobe Capital Social Mezzanine I LP	2/8/13-1/30/17	347,077
Africa Renewable Energy Fund LP	4/17/14-3/6/17	635,688
Arborview Capital Partners LP	11/13/12-6/8/17	816,802
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	446,830
Bridges Ventures US	6/8/16-12/19/16	333,952
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	10,833,877
China Environment Fund 2004 LP	9/15/05-4/1/09	—
China Environment Fund III LP	1/24/08-4/19/13	688,450
Coastal Ventures III LP	7/30/12-5/11/16	208,460
Core Innovations Capital I LP	1/6/11-6/30/17	948,234
Cross Culture Ventures I LP	2/24/16-3/28/17	226,205
DBL Equity Fund - BAEF Il LP	3/30/11-8/2/16	866,008
DBL Partners III LP	1/16/15-1/25/17	341,735
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
EXCENT Corp., Contingent Deferred Distribution	9/1/16	—
First Analysis Private Equity Fund V LP	6/7/13-11/16/16	767,314
Graduation Alliance, Inc.	5/17/16	390
Graduation Alliance, Inc., Series C, Preferred	3/27/13-8/20/13	500,000
Graduation Alliance, Inc., Series D, Convertible Preferred	4/29/15-5/17/16	228,617
Graduation Alliance, Inc., Preferred Warrants (strike price $0.16/share, expires 8/20/18)	9/13/13	—
GroSolar, Contingent Deferred Distribution	12/22/16	1,809,266
Ignia Fund I LP	1/28/10-12/9/16	1,001,436
Impact Ventures II LP	9/8/10-6/15/17	828,381
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	1,445,000
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	1,855,000
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,010
LeapFrog Financial Inclusion Fund	1/20/10-6/6/17	512,038
Napo Pharmaceuticals, Inc.	2/21/07-9/23/09	419,720
New Day Farms, Inc., Series B, Preferred	3/12/09	500,000
New Day Farms, Inc., Participation Interest Note, 9.00%, 9/1/12	12/31/15	6,225
New Markets Education Partners LP	9/27/11-4/13/17	770,317
New Markets Venture Partners II LP	7/21/08-5/3/16	—
One Earth Group Ltd., Convertible Note, 5.00%, 10/31/20	10/31/20-2/1/17	300,000
Orteq Bioengineering Ltd., 12.00%, 7/31/17	7/22/13	201,621
Orteq Bioengineering Ltd., Series A, Preferred	7/19/07	998,102
Owl Ventures LP	7/10/14-10/25/16	325,000
PresenceLearning, Inc., Series A, Preferred	9/29/11	300,000
PresenceLearning, Inc., Series A-2, Preferred	5/2/12	134,942
PresenceLearning, Inc., Series B, Preferred	4/4/13	285,000

Renewable Energy Asia Fund LP	9/29/10-1/5/17	1,753,943
SEAF Global SME Facility, 9.00%, 12/31/17	3/29/11	450,000
SEAF Global SME Facility, 9.00%, 12/31/17	6/28/13	1,500,000
SEAF Global SME Facility, 9.00%, 3/31/18	11/6/15	1,000,000
SEAF Global SME Facility, 9.00%, 3/31/18	9/29/16	200,730
SEAF Global SME Facility, 9.00%, 3/31/18	7/11/11-1/11/17	650,000
SEAF India International Growth Fund LP	3/22/05-5/24/10	210,391
Shangri La Farms, Series A, Preferred	2/1/13	200,000
SJF Ventures II LP, Preferred	2/14/06-11/20/12	—
SJF Ventures III LP	2/6/12-2/7/17	548,774
Sword Diagnostics, Series B, Preferred	12/26/06-11/9/10	432,472
Village Laundry Services, Inc.	7/22/09	500,000
Westly Capital Partners Fund II LP	12/27/11-6/15/17	847,933

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$1,517,235,861
Gross unrealized appreciation	$604,023,028
Gross unrealized depreciation	(11,089,398)
Net unrealized appreciation (depreciation)	$592,933,630
Affiliated Companies
Transactions in affiliated companies for the fiscal year to date ended June 30, 2017 were as follows:

Name of Affiliated Company	Principal Amount/ Shares, beginning of period	Gross Additions	Gross Reductions	Principal Amount/ Shares, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation Community Investment Notes, 0.50%, 1/1/17	$10,833,877	$—	($10,833,877)	$—	$—	$11,135	$—	$—	$119,823
Calvert Social Investment Foundation Community Investment Notes, 1.50%, 12/16/19	—	10,833,877	—	10,833,877	10,261,523	89,379	—	—	(572,354)
New Day Farms, Inc., Participation Interest Note	6,225	—	—	6,225	—	—	—	—	—
New Day Farms, Inc., Series B, Preferred	4,547,804	—	—	4,547,804	—	—	—	—	—
Shangri La Farms, Series A, Preferred	66,667	—	—	66,667	100,000	—	—	—	—
TOTALS					$10,361,523	$100,514	$—	$—	($452,531)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Portfolio's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1		LEVEL 2	LEVEL 3*	TOTAL
Common Stocks	$2,001,315,817	**	$—	$—	$2,001,315,817
Common Stocks - Venture Capital	—		—	1,096,187	1,096,187
Preferred Stocks - Venture Capital	—		—	1,797,528	1,797,528
Warrants - Venture Capital	—		—	3,942	3,942
Venture Capital Limited Partnership Interest	—		—	13,910,260	13,910,260
Venture Capital Debt Obligations	—		—	3,487,687	3,487,687
High Social Impact Investments	—		10,261,523	3,029,750	13,291,273
Other	—		—	721,418	721,418
Time Deposit	—		74,184,053	—	74,184,053
Short Term Investment of Cash Collateral for Securities Loaned	361,326		—	—	361,326
TOTAL	$2,001,677,143		$84,445,576	$24,046,772	$2,110,169,491

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
** The level classification by major category of investments is the same as the category presentation in the Schedule of Investments. Venture Capital is not included in this category.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2017.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (a) - 99.7%
Equity Mutual Funds - 33.0%
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	67,694	1,804,734
Calvert Responsible Index Series, Inc.:
Calvert Developed Markets Ex-U.S. Responsible Index Fund, Class I	241,376	5,365,780
Calvert U.S. Large Cap Core Responsible Index Fund, Class I	680,861	14,352,548
Calvert U.S. Large Cap Growth Responsible Index Fund, Class I	383,478	8,950,379
Calvert U.S. Large Cap Value Responsible Index Fund, Class I	402,204	9,001,315
Calvert U.S. Mid Cap Core Responsible Index Fund, Class I	113,237	2,700,713
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	47,458	1,798,188
Calvert Emerging Markets Equity Fund, Class I	297,301	4,498,170
Calvert International Equity Fund, Class I	407,156	7,165,941
Calvert International Opportunities Fund, Class I	211,565	3,592,366
		59,230,134

Fixed-Income Mutual Funds - 66.7%
Calvert Fund:
Calvert Long-Term Income Fund, Class I	313,124	5,335,629
Calvert Ultra-Short Income Fund, Class I	1,380,525	21,577,610
Calvert Management Series:
Calvert Unconstrained Bond Fund, Class I	1,532,914	23,284,959
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	4,320,813	69,651,510
		119,849,708

Total Mutual Funds (Cost $171,721,533)		179,079,842

TOTAL INVESTMENTS (Cost $171,721,533) - 99.7%		179,079,842
Other assets and liabilities, net - 0.3%		503,098
NET ASSETS - 100.0%		179,582,940

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P 500 Index	14	9/17	$1,694,630	($12,036)
U.S. Ultra-Long Treasury Bond	20	9/17	3,317,500	52,461
Total Long				$40,425
Short:
E-mini Russell 2000 Index	(25)	9/17	($1,767,875)	$1,020

NOTES TO SCHEDULE OF INVESTMENTS
(a) Affiliated company.

During the fiscal year to date ended June 30, 2017, the Fund used equity index and U.S. Treasury futures contracts as a substitute for direct investment in particular asset classes to facilitate rebalancing and implement tactical asset allocation decisions.
At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts*	$1,020	($12,036)
Interest Rate	Futures contracts*	52,461	—
Total		$53,481	($12,036)

*Amount represents cumulative unrealized appreciation (depreciation) on futures contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$172,272,632
Gross unrealized appreciation	$6,807,210
Gross unrealized depreciation	—
Net unrealized appreciation (depreciation)	$6,807,210

Affiliated Companies
Transactions in affiliated companies for the fiscal year to date ended June 30, 2017 were as follows:

Name of Calvert Fund, Class I	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Bond Portfolio	2,777,467	1,799,704	(256,358)	4,320,813	$69,651,510	$1,169,884	$37,955	$128,904	$(401,222)
Capital Accumulation Fund	169,843	10,155	(132,540)	47,458	1,798,188	50,418	(115,011)	1,207	597,738
Developed Markets Ex-U.S. Responsible Index Fund	—	245,491	(4,115)	241,376	5,365,780	—	6,219	—	343,535
Emerging Markets Equity Fund	222,001	183,387	(108,087)	297,301	4,498,170	22,346	107,770	—	620,627
Green Bond Fund	63,290	77	(63,367)	—	—	1,177	27,966	12	(33,404)
High Yield Bond Fund	256,200	16,872	(273,072)	—	—	97,801	425,293	—	(424,157)
International Equity Fund	471,815	104,805	(169,464)	407,156	7,165,941	233,015	144,654	—	316,519
International Opportunities Fund	270,093	22,802	(81,330)	211,565	3,592,366	55,493	50,168	—	484,257
Long-Term Income Fund	—	322,060	(8,936)	313,124	5,335,629	80,426	3,597	—	244,242
Small Cap Fund	357,903	50,026	(340,235)	67,694	1,804,734	5,674	758,479	117,015	157,724
U.S. Large Cap Core Responsible Index Fund	1,001,238	185,310	(505,687)	680,861	14,352,548	305,815	562,386	411,118	769,643
U.S. Large Cap Growth Responsible Index Fund	282,542	175,229	(74,293)	383,478	8,950,379	63,067	214,837	—	679,517
U.S. Large Cap Value Responsible Index Fund	516,708	52,219	(166,723)	402,204	9,001,315	215,608	528,210	28,090	556,197
U.S. Mid Cap Core Responsible Index Fund	—	153,654	(40,417)	113,237	2,700,713	—	11,101	—	77,991
Ultra-Short Income Fund	1,780,202	826,065	(1,225,742)	1,380,525	21,577,610	264,465	144,054	—	(104,991)
Unconstrained Bond Fund	1,430,852	238,520	(136,458)	1,532,914	23,284,959	500,730	41,865	181,461	32,685
TOTALS					$179,079,842	$3,065,919	$2,949,543	$867,807	$3,916,900

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual Funds	$179,079,842	$—	$—	$179,079,842
TOTAL	$179,079,842	$—	$—	$179,079,842

DERIVATIVE INSTRUMENTS - ASSETS
Futures Contracts*	$53,481	$—	$—	$53,481

DERIVATIVE INSTRUMENTS - LIABILITIES
Futures Contracts*	($12,036)	$—	$—	($12,036)

* The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (a) - 100.0%
Equity Mutual Funds - 62.2%
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	147,358	3,928,574
Calvert Responsible Index Series, Inc.:
Calvert Developed Markets Ex-U.S. Responsible Index Fund, Class I	582,057	12,939,130
Calvert U.S. Large Cap Core Responsible Index Fund, Class I	2,035,149	42,900,936
Calvert U.S. Large Cap Growth Responsible Index Fund, Class I	950,719	22,189,789
Calvert U.S. Large Cap Value Responsible Index Fund, Class I	984,115	22,024,495
Calvert U.S. Mid Cap Core Responsible Index Fund, Class I	272,265	6,493,510
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	102,584	3,886,912
Calvert Emerging Markets Equity Fund, Class I	699,779	10,587,660
Calvert International Equity Fund, Class I	1,278,143	22,495,320
Calvert International Opportunities Fund, Class I	803,509	13,643,581
		161,089,907

Fixed-Income Mutual Funds - 37.8%
Calvert Fund:
Calvert Ultra-Short Income Fund, Class I	1,397,128	21,837,110
Calvert Management Series:
Calvert Unconstrained Bond Fund, Class I	1,951,185	29,638,507
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	2,880,867	46,439,583
		97,915,200

Total Mutual Funds (Cost $240,632,886)		259,005,107

TOTAL INVESTMENTS (Cost $240,632,886) - 100.0%		259,005,107
Other assets and liabilities, net - (0.0%) (b)		(6,331)
NET ASSETS - 100.0%		258,998,776

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P 500 Index	12	9/17	$1,452,540	($10,317)
U.S. Ultra-Long Treasury Bond	9	9/17	1,492,875	23,608
Total Long				$13,291
Short:
E-mini Russell 2000 Index	(40)	9/17	($2,828,600)	$1,632

NOTES TO SCHEDULE OF INVESTMENTS
(a) Affiliated company.
(b) Amount is less than (0.05)%.

During the fiscal year to date ended June 30, 2017, the Fund used equity index and U.S. Treasury futures contracts as a substitute for direct investment in particular asset classes to facilitate rebalancing and implement tactical asset allocation decisions.
At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts*	$1,632	($10,317)
Interest Rate	Futures contracts*	23,608	—
Total		$25,240	($10,317)
*Amount represents cumulative unrealized appreciation (depreciation) on futures contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$244,753,161
Gross unrealized appreciation	$14,251,946
Gross unrealized depreciation	—
Net unrealized appreciation (depreciation)	$14,251,946

Affiliated Companies
Transactions in affiliated companies for the fiscal year to date ended June 30, 2017 were as follows:

Name of Calvert Fund, Class I	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Bond Portfolio	2,481,520	665,802	(266,455)	2,880,867	$46,439,583	$890,246	$(85,088)	$116,362	$(483,143)
Capital Accumulation Fund	343,906	21,508	(262,830)	102,584	3,886,912	101,986	380,458	2,441	673,858
Developed Markets Ex-U.S. Responsible Index Fund	—	601,583	(19,526)	582,057	12,939,130	—	37,034	—	716,461
Emerging Markets Equity Fund	687,712	188,218	(176,151)	699,779	10,587,660	68,961	126,768	—	1,421,170
Green Bond Fund	60,568	67	(60,635)	—	—	1,031	24,636	11	(29,688)
High Yield Bond Fund	279,005	10,116	(289,121)	—	—	107,388	463,886	—	(461,044)
International Equity Fund	1,257,575	428,788	(408,220)	1,278,143	22,495,320	622,578	1,362,094	—	194,452
International Opportunities Fund	885,843	52,853	(135,187)	803,509	13,643,581	183,862	217,432	—	1,807,254
Small Cap Fund	943,512	29,457	(825,611)	147,358	3,928,574	14,967	2,494,470	308,585	29,303
U.S. Large Cap Core Responsible Index Fund	2,569,639	375,188	(909,678)	2,035,149	42,900,936	786,290	782,671	1,056,507	3,064,254
U.S. Large Cap Growth Responsible Index Fund	879,752	199,076	(128,109)	950,719	22,189,789	197,803	278,516	—	2,043,219
U.S. Large Cap Value Responsible Index Fund	1,608,835	87,243	(711,963)	984,115	22,024,495	672,370	2,239,898	87,558	993,834
U.S. Mid Cap Core Responsible Index Fund	—	279,504	(7,239)	272,265	6,493,510	—	2,941	—	177,898
Ultra-Short Income Fund	12,751	2,184,615	(800,238)	1,397,128	21,837,110	130,392	18,194	—	4,320
Unconstrained Bond Fund	1,455,944	637,231	(141,990)	1,951,185	29,638,507	588,277	45,684	185,299	83,848
TOTALS					$259,005,107	$4,366,151	$8,389,594	$1,756,763	$10,235,996

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual Funds	$259,005,107	$—	$—	$259,005,107
TOTAL	$259,005,107	$—	$—	$259,005,107

DERIVATIVE INSTRUMENTS - ASSETS
Futures Contracts*	$25,240	$—	$—	$25,240

DERIVATIVE INSTRUMENTS - LIABILITIES
Futures Contracts*	($10,317)	$—	$—	($10,317)

* The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (a) - 99.9%
Equity Mutual Funds - 86.9%
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	147,471	3,931,576
Calvert Responsible Index Series, Inc.:
Calvert Developed Markets Ex-U.S. Responsible Index Fund, Class I	334,622	7,438,649
Calvert U.S. Large Cap Core Responsible Index Fund, Class I	1,460,952	30,796,878
Calvert U.S. Large Cap Growth Responsible Index Fund, Class I	608,214	14,195,709
Calvert U.S. Large Cap Value Responsible Index Fund, Class I	640,769	14,340,406
Calvert U.S. Mid Cap Core Responsible Index Fund, Class I	122,386	2,918,903
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	102,259	3,874,597
Calvert Emerging Markets Equity Fund, Class I	567,805	8,590,892
Calvert International Equity Fund, Class I	896,144	15,772,127
Calvert International Opportunities Fund, Class I	649,462	11,027,860
		112,887,597

Fixed-Income Mutual Funds - 13.0%
Calvert Management Series:
Calvert Unconstrained Bond Fund, Class I	258,384	3,924,860
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	799,276	12,884,333
		16,809,193

Total Mutual Funds (Cost $118,722,342)		129,696,790

TOTAL INVESTMENTS (Cost $118,722,342) - 99.9%		129,696,790
Other assets and liabilities, net - 0.1%		156,151
NET ASSETS - 100.0%		129,852,941

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P 500 Index	17	9/17	$2,057,765	($14,616)
Short:
E-mini Russell 2000 Index	(38)	9/17	($2,687,170)	$1,550

NOTES TO SCHEDULE OF INVESTMENTS
(a) Affiliated company.

During the fiscal year to date ended June 30, 2017, the Fund used equity index futures contracts as a substitute for direct investment in particular asset classes to facilitate rebalancing and implement tactical asset allocation decisions.
At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $1,550 and $14,616, respectively.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$122,220,168
Gross unrealized appreciation	$7,476,622
Gross unrealized depreciation	—
Net unrealized appreciation (depreciation)	$7,476,622

Affiliated Companies

Transactions in affiliated companies for the fiscal year to date ended June 30, 2017 were as follows:

Name of Calvert Fund, Class I	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Bond Portfolio	273,098	1,210,880	(684,702)	799,276	$12,884,333	$181,746	$120,635	$12,099	($38,941)
Capital Accumulation Fund	202,450	20,582	(120,773)	102,259	3,874,597	60,077	273,773	1,435	379,106
Developed Markets Ex-U.S. Responsible Index Fund	—	348,193	(13,571)	334,622	7,438,649	—	27,231	—	424,030
Emerging Markets Equity Fund	445,555	256,023	(133,773)	567,805	8,590,892	44,433	60,399	—	1,178,563
International Equity Fund	843,032	422,693	(369,581)	896,144	15,772,127	417,365	818,356	—	298,680
International Opportunities Fund	730,076	56,440	(137,054)	649,462	11,027,860	152,631	173,021	—	1,435,921
Small Cap Fund	525,290	35,591	(413,410)	147,471	3,931,576	8,312	1,519,866	171,237	53,786
U.S. Large Cap Core Responsible Index Fund	1,654,004	360,364	(553,416)	1,460,952	30,796,878	505,544	436,127	678,270	2,238,297
U.S. Large Cap Growth Responsible Index Fund	581,436	226,477	(199,699)	608,214	14,195,709	131,095	460,345	—	956,486
U.S. Large Cap Value Responsible Index Fund	1,075,651	208,404	(643,286)	640,769	14,340,406	449,907	1,965,862	58,458	153,915
U.S. Mid Cap Core Responsible Index Fund	—	126,021	(3,635)	122,386	2,918,903	—	1,798	—	73,460
Unconstrained Bond Fund	186,452	110,958	(39,026)	258,384	3,924,860	72,386	10,902	23,073	4,973
TOTALS					$129,696,790	$2,023,496	$5,868,315	$944,572	$7,158,276
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual Funds	$129,696,790	$—	$—	$129,696,790
TOTAL	$129,696,790	$—	$—	$129,696,790

DERIVATIVE INSTRUMENTS - ASSETS
Futures Contracts*	$1,550	$—	$—	$1,550

DERIVATIVE INSTRUMENTS - LIABILITIES
Futures Contracts*	($14,616)	$—	$—	($14,616)

* The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Social Investment Fund

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 25, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    August 25, 2017